Transactions with Related Parties	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
(4)      Transactions with Related Parties

The General Partner will be reimbursed for its direct out-of-pocket costs of managing the Partnership. These costs include, but are not limited to, the General Partner’s external legal, accounting and investor relations professional fees.  The amount due to a general partner member included in the Partnership’s balance sheet as of June 30, 2015 of approximately $1.5 million, consists of legal, accounting and other offering costs that have been paid by one of the members of the General Partner.  These expenses will be reimbursed to the member upon closing of the initial minimum offering or upon other financing of the Partnership.

(4)      Transactions with Related Parties

The General Partner will be reimbursed for its direct out-of-pocket costs of managing the Partnership. These costs include, but are not limited to, the General Partner’s external legal, accounting and investor relations professional fees.  The amount due to a general partner member included in the Partnership’s balance sheet as of December 31, 2014 of approximately $1.2 million, consists of legal, accounting and other offering costs that have been paid by one of the members of the General Partner.  These expenses will be reimbursed to the member upon closing of the initial minimum offering or upon other financing of the Partnership.